UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2014 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.53%
Apidos CLO XVI
2013-16, 5.978%, 01/19/2025 (a)	$1,000,000	$891,600
Black Diamond CLO 2005-2 Delaware Corp.
2005-2, 4.732%, 01/07/2018 (a)	540,000	526,481
Venture VII CDO Ltd.
2007-8, 4.482%, 07/22/2021 (a)	1,000,000	916,900
		2,334,981
TOTAL ASSET BACKED SECURITIES (Cost $2,366,525)		2,334,981

CORPORATE BONDS - 1.56%
Howard Hughes Medical Institute
3.500%, 09/01/2023	1,731,000	1,787,310
Memorial Health Services
3.496%, 05/01/2022	575,000	593,207
		2,380,517
TOTAL CORPORATE BONDS (Cost $2,338,053)		2,380,517

MORTGAGE BACKED SECURITIES - 49.47%
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	130,134	133,080
2004-30CB, 5.500%, 03/25/2020	306,000	302,307
2005-20CB, 5.250%, 07/25/2020	182,341	179,268
2006-J5, 5.112%, 07/25/2021 (a)	209,428	201,187
2004-20T1, 6.000%, 09/25/2034	72,583	79,509
2004-22CB, 6.000%, 10/25/2034	3,204,115	3,385,172
2004-29CB, 5.375%, 01/25/2035	1,053,173	1,088,427
2004-18CB, 5.500%, 09/25/2034	253,607	264,810
2005-6CB, 7.500%, 04/25/2035	129,265	139,016
2005-21CB, 5.250%, 06/25/2035	482,714	474,042
2005-11CB, 5.500%, 06/25/2035	655,835	672,879
2005-26CB, 5.500%, 07/25/2035	111,513	103,381
2005-40CB, 5.500%, 10/25/2035	121,409	112,347
2005-46CB, 5.500%, 10/25/2035	698,425	651,977
2005-49CB, 5.500%, 11/25/2035	798,105	742,798
2005-52CB, 5.500%, 11/25/2035	69,947	64,568
2005-52CB, 5.500%, 11/25/2035	209,176	193,090
2005-J13, 5.500%, 11/25/2035	352,725	332,626
2005-57CB, 5.500%, 12/25/2035	238,525	212,075
2005-64CB, 5.500%, 12/25/2035	152,445	143,088
2005-65CB, 5.500%, 12/25/2035	418,624	411,471
2005-J14, 5.500%, 12/25/2035	89,837	78,893
2005-65CB, 0.902%, 01/25/2036 (a)	177,459	140,005
2005-65CB, 5.500%, 01/25/2036	452,378	416,592
2005-73CB, 5.750%, 01/25/2036	867,754	745,611
2005-73CB, 6.250%, 01/25/2036	287,193	277,886
2005-85CB, 5.500%, 02/25/2036	492,619	456,698
2005-86CB, 5.500%, 02/25/2036	534,639	472,016
2006-8T1, 5.500%, 04/25/2036	52,398	45,428
2006-4CB, 6.000%, 04/25/2036	693,543	604,146
2006-4CB, 6.000%, 04/25/2036	825,696	687,460
2006-J4, 6.000%, 07/25/2036	621,809	559,979
2006-19CB, 6.000%, 08/25/2036	516,543	456,758
2006-19CB, 6.000%, 08/25/2036	289,252	260,496
2006-32CB, 5.500%, 11/25/2036	530,740	475,464
2006-43CB, 6.000%, 02/25/2037	229,903	197,199

Banc of America Alternative Loan Trust
2007-1, 5.829%, 04/25/2022 (a)	89,361	91,257
2003-9, 5.500%, 11/25/2033	190,000	194,288
2005-5, 5.500%, 06/25/2035	651,933	625,031
2005-5, 6.000%, 06/25/2035	365,366	337,398
2005-11, 5.500%, 12/25/2035	379,271	348,684
2005-11, 5.750%, 12/25/2035	342,741	298,929
2006-3, 6.000%, 04/25/2036	286,405	270,035
Banc of America Funding Trust
2005-3, 5.500%, 06/25/2035	226,000	232,738
2005-4, 5.500%, 08/25/2035	309,093	324,011
2005-5, 5.500%, 09/25/2035	222,670	231,058
2005-6, 5.500%, 10/25/2035	78,955	79,476
2007-4, 5.500%, 06/25/2037	189,988	188,451
2007-5, 5.500%, 07/25/2037	646,455	560,940
2007-5, 6.500%, 07/25/2037	308,590	324,141
Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	411,161	422,205
2005-F, 2.718%, 07/25/2035 (a)	123,598	116,208
2005-10, 5.500%, 11/25/2035	475,173	478,323
Bear Stearns Asset Backed Securities Trust
2004-AC5, 5.750%, 10/25/2034 (a)	1,653,827	1,705,293
2004-AC8, 5.500%, 11/25/2035	153,954	148,794
ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	44,000	40,056
2006-2, 5.646%, 09/25/2036 (a)	241,645	232,542
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	137,307	133,088
2002-J4, 5.500%, 10/25/2032	545,708	552,263
2003-7, 4.500%, 05/25/2033	126,141	132,160
2004-HYB5, 2.533%, 04/20/2035 (a)	490,976	442,286
2005-J3, 5.500%, 09/25/2035	422,825	385,713
2005-27, 5.500%, 12/25/2035	88,431	82,154
2005-28, 5.500%, 12/25/2035	180,440	170,327
2005-31, 2.573%, 01/25/2036 (a)	283,386	251,666
2005-30, 5.500%, 01/25/2036	178,546	175,458
2005-30, 5.500%, 01/25/2036	1,743,689	1,713,533
2006-J1, 6.000%, 02/25/2036	85,637	73,093
2006-20, 5.750%, 02/25/2037	83,838	76,970
2007-J2, 6.000%, 07/25/2037	599,808	497,619
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	209,735	215,828
2006-1, 5.500%, 02/25/2026	63,097	64,674
2006-1, 6.000%, 02/25/2036	324,000	330,791
2006-3, 5.750%, 06/25/2036	98,891	102,332
2006-3, 5.750%, 06/25/2036	499,841	520,291
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	367,205	391,968
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	165,498	168,419
2007-A4, 5.500%, 04/25/2022	147,977	151,741
2006-A7, 6.000%, 12/25/2036	170,523	149,587
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	67,576	69,099
2005-10, 5.000%, 11/25/2020	559,589	566,802
2004-8, 5.500%, 12/25/2034	996,331	1,021,551
2005-4, 5.500%, 06/25/2035	380,219	385,509
2005-3, 5.500%, 07/25/2035	702,804	712,903
2005-10, 5.500%, 11/25/2035	797,593	715,575
2005-10, 5.750%, 11/25/2035	146,344	132,016
2005-10, 6.000%, 11/25/2035	353,583	243,069

Countrywide Asset-Backed Certificates
2005-10, 4.638%, 10/25/2032 (a)	777,467	777,077
CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	154,709	149,303
2007-5, 5.000%, 10/25/2024	339,264	337,732
2006-1, 5.500%, 02/25/2036	726,783	664,738
2006-1, 5.500%, 02/25/2036	284,368	271,017
2006-3, 5.750%, 04/25/2036	60,240	52,254
2006-3, 5.750%, 04/25/2036	142,673	123,760
2006-3, 6.000%, 04/25/2036	109,463	93,256
2006-3, 6.000%, 04/25/2036	285,031	243,534
2006-4, 7.000%, 05/25/2036	301,914	174,723
2007-2, 5.750%, 03/25/2037	455,276	416,529
2007-3, 5.500%, 04/25/2037	187,554	178,719
2007-5, 5.000%, 08/25/2037	307,483	291,318
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-2, 0.552%, 04/25/2035 (a)	167,481	151,317
2005-3, 5.250%, 06/25/2035	342,732	339,032
2005-AR2, 2.921%, 10/25/2035 (a)	102,623	97,840
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	361,137	371,241
2005-FA11, 5.250%, 02/25/2021	485,549	486,973
2006-FA6, 5.750%, 11/25/2021	68,872	68,520
2004-FA1, 6.250%, 10/25/2034	535,267	550,556
2005-FA4, 5.500%, 06/25/2035	151,691	140,118
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	201,907	207,690
2004-J3, 5.250%, 07/25/2034	230,280	233,579
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	157,666	148,072
2006-6, 6.121%, 03/25/2036 (a)	117,842	71,710
GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	72,974	74,615
2005-AR2, 5.049%, 04/25/2035 (a)	191,131	190,813
2005-6F, 5.500%, 07/25/2035	570,909	565,325
2005-7F, 5.000%, 09/25/2035	203,969	204,091
2005-7F, 6.000%, 09/25/2035	96,782	100,885
2005-9F, 5.500%, 12/25/2035	170,546	160,653
2006-5F, 6.000%, 06/25/2036	948,860	915,736
HarborView Mortgage Loan Trust
2005-4, 2.715%, 07/19/2035 (a)	217,924	198,541
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	385,921	347,158
2005-S1, 5.500%, 12/25/2035	290,536	261,354
2005-S1, 5.500%, 12/25/2035	498,315	410,664
2006-S2, 6.050%, 05/25/2036 (a)	99,651	89,722
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	156,554	146,311
Lehman Mortgage Trust
2006-2, 6.143%, 04/25/2036 (a)	124,900	119,391
Lehman XS Trust
2005-8, 5.560%, 12/25/2035 (a)	350,464	313,399
MASTR Adjustable Rate Mortgages Trust
2004-4, 1.931%, 05/25/2034 (a)	280,672	249,773
2004-15, 3.179%, 12/25/2034 (a)	349,621	339,418
MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	1,070,271	1,131,340
2004-6, 6.000%, 07/25/2034	799,277	839,545
MASTR Asset Securitization Trust
2005-2, 5.250%, 11/25/2035	2,233	2,236
Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	134,748	126,489
2006-2, 6.500%, 02/25/2036	316,990	269,957
2006-11, 6.000%, 08/25/2036	1,128,016	924,607

Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035	876,876	901,230
2005-AP2, 4.976%, 05/25/2035 (a)	290,389	275,593
PHHMC Mortgage Pass-Through Certificates
2005-3, 5.263%, 06/18/2035 (a)	619,786	605,577
Quest Trust
2006-X2, 0.272%, 08/25/2036 (a)	68,645	67,989
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	40,766	41,388
RAMP Trust
2003-RS4, 4.018%, 03/25/2033	77,651	78,028
2003-RS8, 4.980%, 08/25/2034	26,770	27,082
RALI Trust
2003-QS18, 5.000%, 09/25/2018	145,269	149,398
2004-QS6, 5.000%, 05/25/2019	107,122	109,256
2005-QS3, 5.000%, 03/25/2020	1,835,454	1,878,075
2007-QS4, 5.500%, 04/25/2022	64,865	65,952
2003-QS13, 4.000%, 07/25/2033	604,181	570,818
2003-QS17, 5.500%, 09/25/2033	868,161	889,768
2004-QS7, 5.500%, 05/25/2034	330,687	340,203
2004-QS16, 5.500%, 12/25/2034	1,008,139	1,030,226
2004-QA4, 3.229%, 09/25/2034 (a)	688,357	662,749
2005-QS16, 5.500%, 11/25/2035	297,511	263,131
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	654,671	682,463
2005-8R, 6.000%, 10/25/2034	3,149,423	3,227,459
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,759,138	2,806,248
2005-A5, 5.500%, 05/25/2035	513,600	479,821
2005-A11CB, 5.500%, 10/25/2035	455,651	416,716
2005-A11CB, 6.000%, 10/25/2035	380,648	300,553
2006-A14CB, 6.250%, 12/25/2036	209,726	181,270
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	215,443	223,651
2004-S6, 6.000%, 06/25/2034	623,780	674,735
2005-S5, 5.250%, 07/25/2035	103,070	103,796
2006-S3, 5.500%, 03/25/2036	1,297,272	1,189,552
2006-S5, 6.000%, 06/25/2036	330,883	310,794
2006-S6, 6.000%, 07/25/2036	268,076	248,263
Structured Asset Securities Corp.
2006-3H, 5.750%, 12/25/2035	766,012	768,334
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2003-23H, 5.500%, 07/25/2033	1,104,109	1,112,279
2003-23H, 5.560%, 05/25/2034 (a)	292,888	298,514
2004-18H, 4.750%, 10/25/2034	420,204	422,114
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	618,567	583,136
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	110,239	117,804
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	739,982
2005-1, 6.000%, 03/25/2035	589,113	591,749
2005-4, 0.652%, 06/25/2035 (a)	351,834	267,662
2005-5, 5.500%, 07/25/2035	625,225	615,981
2005-9, 5.500%, 11/25/2035	81,311	71,708

Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	542,871
2006-4, 0.852%, 04/25/2036 (a)	461,989	420,411
2006-4, 5.750%, 04/25/2036	533,525	528,716
2007-2, 5.750%, 03/25/2037	391,366	378,695
2007-2, 6.000%, 03/25/2037	233,071	227,309
2007-4, 6.000%, 04/25/2037	87,186	85,151
2007-12, 5.500%, 09/25/2037	37,444	37,479
2007-12, 5.500%, 09/25/2037	582,281	595,900
		75,470,302
TOTAL MORTGAGE BACKED SECURITIES (Cost $71,772,642)		75,470,302

MUNICIPAL BONDS - 42.47%
Alabama - 0.36%
City of Scottsboro, AL
6.200%, 11/01/2035	500,000	553,740
Arizona - 1.00%
La Paz County Industrial Development Authority
7.000%, 03/01/2034	750,000	729,060
City of Mesa, AZ
6.375%, 07/01/2033	705,000	792,032
		1,521,092
California - 0.53%
Alvord Unified School District
0.000%, 08/01/2022	375,000	279,173
Contra Costa County Public Financing Authority
6.900%, 06/01/2035	250,000	273,655
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	256,192
		809,020
Florida - 2.05%
State Board of Administration Finance Corp.
2.995%, 07/01/2020	1,960,000	1,988,753
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2022	1,000,000	1,141,580
		3,130,333
Idaho - 0.59%
Idaho Health Facilities Authority
7.000%, 10/01/2019	900,000	902,898
Illinois - 6.59%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	415,000	308,578
Chicago Board of Education
0.000%, 12/01/2022	840,000	638,828
Chicago O'Hare International Airport
5.000%, 01/01/2022	3,495,000	4,008,765
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	760,000	928,720
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	173,808
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,305,000	1,835,425
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	390,155
5.750%, 01/01/2030	480,000	550,819
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	762,420
Will County Elementary School District No. 122
5.250%, 10/01/2023	425,000	457,334
		10,054,852

Indiana - 0.82%
Greater Clark County School Corp.
5.000%, 01/05/2023	580,000	655,638
Zionsville Middle School Building Corp.
0.000%, 07/15/2022	750,000	596,610
		1,252,248
Michigan - 5.17%
City of Detroit, MI Sewage Disposal System Revenue
5.250%, 07/01/2029	415,000	432,729
5.750%, 07/01/2031	1,325,000	1,404,195
City of Detroit, MI Water Supply System Revenue
5.250%, 07/01/2035	960,000	973,651
5.500%, 07/01/2035	1,720,000	1,763,378
5.750%, 07/01/2026	2,020,000	2,126,030
Detroit City School District
5.250%, 05/01/2026	475,000	543,894
5.250%, 05/01/2025	555,000	651,226
		7,895,103
Missouri - 0.81%
St. Louis School District
6.100%, 04/01/2025	1,015,000	1,234,281
Nevada - 0.73%
Clark County School District
5.510%, 06/15/2024	1,000,000	1,110,250
New Jersey - 5.16%
New Jersey Economic Development Authority
0.000%, 02/15/2020	973,000	818,420
New Jersey Higher Education Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,159,790
5.000%, 12/01/2022	1,000,000	1,138,500
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	7,775,000	4,753,324
		7,870,034
New Mexico - 0.69%
New Mexico Finance Authority
3.400%, 06/15/2024	1,040,000	1,050,587
New York - 1.87%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	930,000	943,792
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	1,715,000	1,911,367
		2,855,159
North Carolina - 0.36%
Cleveland County Public Facilities Corp.
6.070%, 03/01/2030	500,000	546,585
Ohio - 0.68%
City of Cincinnati, OH Water System Revenue
6.458%, 12/01/2034	910,000	1,035,389
Pennsylvania - 5.31%
City of Harrisburg, PA
0.000%, 04/01/2019	195,000	175,693
Moon Area School District
5.820%, 11/15/2033	500,000	528,545
Penn Hills School District
6.100%, 10/01/2029	500,000	555,930
Pennsylvania Turnpike Commission
0.000%, 12/01/2034 (a)	1,850,000	1,884,317
0.000%, 06/01/2033	3,525,000	3,916,698
0.000%, 12/01/2030	640,000	675,802
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	500,000	357,080
		8,094,065

Puerto Rico - 1.13%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	897,897
0.000%, 08/01/2026	2,000,000	828,040
		1,725,937
Texas - 8.30%
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,706,745
Dallas/Fort Woth International Airport
5.000%, 11/01/2027	915,000	1,018,432
City of Houston, TX Utility System Revenue
3.228%, 05/15/2022	1,000,000	1,026,560
North Texas Tollway Authority
0.000%, 01/01/2042	3,355,000	3,914,211
Texas State Turnpike Authority
0.000%, 08/15/2022	2,500,000	1,977,625
0.000%, 08/15/2027	1,665,000	1,011,804
		12,655,377
Washington - 0.32%
Chelan County Public Utility District No. 1
0.000%, 06/01/2023	655,000	491,040
TOTAL MUNICIPAL BONDS (Cost $64,129,428)		64,787,990

CLOSED END MUTUAL FUNDS - 1.27%
Nuveen Mortgage Opportunity Term Fund	79,627	1,930,955
TOTAL MUTUAL FUNDS (Cost $1,895,559)		1,930,955

SHORT-TERM INVESTMENT - 4.93%
First American Treasury Obligations Fund, 0.005% (a)	7,526,793	7,526,793
TOTAL SHORT-TERM INVESTMENT (Cost $7,526,793)		7,526,793

Total Investments (Cost $150,029,000) - 101.23%		154,431,538
Liabilities in Excess of Other Assets - (1.23)%		(1,868,619)
TOTAL NET ASSETS - 100.00%		$152,562,919

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The cost basis of investments for federal income tax purposes at May 31,2014 was as follows*:

Cost of investments	$150,029,000
Gross unrealized appreciation	5,748,157
Gross unrealized depreciation	(1,345,619)
Net unrealized appreciation	$4,402,538

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$2,334,981	$-	$2,334,981
Corporate Bonds	-	2,380,517	-	2,380,517
Mortgage Backed Securities	-	75,470,302	-	75,470,302
Municipal Bonds	-	64,787,990	-	64,787,990
Total Fixed Income	-	144,973,790	-	144,973,790

Equity
Mutual Fund	1,930,955	-	-	1,930,955
Total Equity	1,930,955	-	-	1,930,955

Short-Term Investment	7,526,793	-	-	7,526,793
Total Investments In Securities	9,457,748	144,973,790	-	154,431,538

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2014.

The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2014.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2014 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 95.03%
Alabama - 2.09%
City of Jasper, AL
5.000%, 03/01/2023	$750,000	$887,333
Arizona - 2.73%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	383,321
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	547,510
Industrial Development Authority of the County of Pima
6.000%, 04/01/2016	25,000	25,213
6.500%, 04/01/2026	200,000	200,690
		1,156,734
Arkansas - 1.55%
Pulaski County Public Facilities Board
5.250%, 07/01/2024	575,000	658,898
California - 10.47%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	274,465
California State Public Works Board
5.500%, 11/01/2030	535,000	634,751
California State University
5.000%, 11/01/2030	400,000	459,052
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	334,678
6.000%, 08/01/2036	250,000	298,815
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	153,186
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	361,225
Golden State Tobacca Securitization Corp.
5.000%, 06/01/2029	250,000	278,918
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	175,000	134,297
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	253,340
San Francisco City & County Airports Commission-San Francisco International Airport
3.500%, 05/01/2029	500,000	508,040
San Juan Unified School District
0.000%, 08/01/2022	500,000	382,825
Saratoga Union School District
0.000%, 09/01/2023	485,000	368,993
		4,442,585
Colorado - 3.33%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	583,880
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	381,276
0.000%, 09/01/2023	125,000	87,872
0.000%, 09/01/2022	485,000	360,268
		1,413,296

Connecticut - 0.76%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	285,000	320,505
Florida - 7.82%
Belle Isle, FL
5.500%, 10/01/2022	500,000	510,330
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	663,516
County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	642,293
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2027	375,000	421,931
Escambia County Health Facilities Authority
5.500%, 08/15/2024	550,000	635,278
Miami-Dade County Educational Facilities Authority
5.250%, 04/01/2024	200,000	239,168
Venetian Community Development District
5.000%, 05/01/2023	200,000	203,124
		3,315,640
Georgia - 2.60%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	417,336
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	686,034
		1,103,370
GU - 1.78%
Guam Power Authority
5.000%, 10/01/2024	500,000	581,160
5.000%, 10/01/2023	150,000	175,807
		756,967
Idaho - 1.19%
Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	504,760
Illinois - 6.57%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2023	750,000	546,645
Cook County Community College District No. 508
5.250%, 12/01/2028	500,000	565,405
Cook County School District No. 104 Summit
0.000%, 12/01/2025	300,000	215,979
Illinois Finance Authority
5.000%, 11/01/2027	175,000	192,533
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	535,000	626,351
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	231,216
Will County Community Unit School District No. 201
0.000%, 11/01/2020	490,000	409,508
		2,787,637
Indiana - 4.87%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	554,660

Crown Point Multi School Building Corp.
0.000%, 01/15/2022	500,000	389,415
Greater Jasper Middle School Building Corp.
0.000%, 07/15/2024	750,000	522,285
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	598,725
		2,065,085
Kentucky - 1.93%
Kentucky Economic Development Finance Authority
5.750%, 06/01/2025	735,000	818,231
Louisiana - 3.53%
Lake Charles Harbor & Terminal District
5.500%, 01/01/2029	500,000	560,425
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	471,767
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	464,160
		1,496,352
Maine - 0.85%
Maine Health & Higher Educational Facilities Authority
6.000%, 07/01/2026	325,000	358,592
Maryland - 0.54%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	230,366
Massachusetts - 0.50%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	200,000	212,944
Michigan - 1.25%
City of Detroit, MI Sewage Disposal System Revenue
5.000%, 07/01/2018	250,000	252,190
Michigan Finance Authority
7.000%, 10/01/2031	250,000	276,777
		528,967
Nevada - 1.71%
City of Reno, NV
5.000%, 06/01/2023	625,000	723,475
New Jersey - 7.10%
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	592,583
New Jersey Economic Development Authority
5.000%, 07/01/2022	500,000	518,125
5.000%, 06/15/2023	250,000	284,490
5.500%, 01/01/2027	300,000	343,458
5.500%, 09/01/2027	400,000	487,504
5.750%, 06/15/2029	100,000	100,173
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	569,250
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	114,478
		3,010,061
North Carolina - 1.34%
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2026	500,000	568,540
Ohio - 1.76%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	339,648
Southeastern Ohio Port Authority
5.750%, 12/01/2032	400,000	404,816
		744,464

Oregon - 2.21%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	508,640
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	429,678
		938,318
Pennsylvania - 6.40%
Chichester School District
0.000%, 03/01/2027	250,000	161,882
Delaware County Authority
5.000%, 06/01/2023	200,000	208,220
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	1,000,000	1,171,560
Hopewell Area School District
0.000%, 09/01/2026	900,000	604,332
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	116,380
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	280,973
Pennsylvania Turnpike Commission
0.000%, 12/01/2030	160,000	168,950
		2,712,297
Puerto Rico - 1.84%
Puerto Rico Highway & Transportation Authority
5.250%, 07/01/2022	140,000	148,302
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	633,007
		781,309
Rhode Island - 1.38%
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	586,725
South Carolina - 2.08%
County of Charleston, SC
5.000%, 12/01/2028	750,000	881,910
Texas - 8.93%
Camino Real Regional Mobility Authority
5.000%, 06/01/2023	500,000	596,550
Coppell Independent School District
0.000%, 08/15/2022	1,105,000	913,150
North Texas Tollway Authority
0.000%, 01/01/2042	205,000	239,169
Port Freeport, TX
5.950%, 05/15/2033 (a)	100,000	110,623
Texas Municipal Gas Acquisition & Supply Corp.
5.000%, 12/15/2022	750,000	860,325
Texas State Turnpike Authority
0.000%, 08/15/2022	1,350,000	1,067,918
		3,787,735
Utah - 2.04%
County of Weber, UT
5.750%, 01/15/2033	450,000	510,390
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	356,155
		866,545
Vermont - 0.24%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	100,517

Virginia - 0.98%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	145,604
5.000%, 01/01/2027	250,000	268,348
		413,952
Washington - 0.69%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	290,605
Wisconsin - 1.97%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	724,341
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2022	100,000	112,347
		836,688
TOTAL MUNICIPAL BONDS (Cost $38,371,628)		40,301,403

SHORT-TERM INVESTMENT - 4.16%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.084% (a)	1,766,295	1,766,295
TOTAL SHORT-TERM INVESTMENT (Cost $1,766,295)		1,766,295

Total Investments (Cost $40,137,923) - 99.19%		42,067,698
Other Assets in Excess of Liabilities - 0.81%		343,559
TOTAL NET ASSETS - 100.00%		$42,411,257

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2014.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$40,137,923
Gross unrealized appreciation	2,003,265
Gross unrealized depreciation	(73,490)
Net unrealized appreciation	$1,929,775

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$40,301,403	$-	$40,301,403
Total Fixed Income	-	40,301,403	-	40,301,403

Short-Term Investment	1,766,295	-	-	1,766,295

Total Investments In Securities	$1,766,295	$40,301,403	$-	$42,067,698

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2014.

The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.